SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] $ in Millions			1 Months Ended
	Feb. 13, 2022 ₪ / shares shares	Feb. 11, 2022 USD ($)	Feb. 28, 2022 shares	Feb. 11, 2022 ₪ / shares
Subsequent Event [Line Items]
Share price | ₪ / shares	₪ 0.01
Number of shares reversed | shares	2,000,000
Exercisable terms, description	The term of each option granted under this plan shall be fixed by the Board, but no option shall be exercisable more than 10 years form the date of its grant.
Stock Redeemed or Called During Period, Shares | shares			615,366
Open Market Sale Agreement [Member] | Jefferies, LLC [Member]
Subsequent Event [Line Items]
Share price | ₪ / shares				₪ 0.01
Aggregate offering cost | $		$ 50.0